Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents financial assets and liabilities measured or disclosed at fair value on a recurring basis for the periods presented:

	Fair Value Measurements at Reporting Date Using			Total Fair Value Measurements	Valuation Technique
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 29, 2013
Assets
Cash and cash equivalents	$31,811	$—	$—	$31,811	Income
Restricted cash	6,477	—	—	6,477	Income
As of June 29, 2014
Assets
Cash and cash equivalents	$31,347	$—	$—	$31,347	Income
Restricted cash	6,477	—	—	6,477	Income

The following table provides information for the Company’s major categories of financial assets and liabilities measured or disclosed at fair value on a recurring basis:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements	Valuation Technique
Predecessor, as of December 30, 2012
Assets
Cash and cash equivalents	$34,527	$—	$—	$34,527	Income
Restricted cash	6,467	—	—	6,467	Income
Liabilities
Derivatives (1)	$—	$—	$45,724	$45,724	Income
Predecessor, as of November 6, 2013
Assets
Cash and cash equivalents	$20,718	$—	$—	$20,718	Income
Restricted cash	6,716	—	—	6,716	Income
Liabilities
Derivatives (1)(2)	$—	$—	$—	$—	Income
Successor, as of December 29, 2013
Assets
Cash and cash equivalents	$31,811	$—	$—	$31,811	Income
Restricted cash	6,477	—	—	6,477	Income

(1)	The Predecessor Company’s fair value of its interest-rate swaps was determined using a discounted cash flow method and the following significant inputs: the remaining term of the swap, the notional amount of the swap (ranging from $75,000 to $250,000), discount rates interpolated based on the one month LIBOR swap curves, the rate on the fixed leg of the swap, and a credit value adjustment to consider the likelihood of the Company’s nonperformance. The pricing model used was consistently applied and reflected the contractual terms of the derivatives as described above. In determining an appropriate spread to reflect its credit standing, the Predecessor Company considered credit default swap pricing on debt with similar credit risks and maturities. Therefore, the Predecessor Company’s interest-rate swaps are classified within Level 3 of the fair value hierarchy. An increase in the one month LIBOR and/or an increase in the credit default swap price would result in a decrease to fair value. A decrease in the one month LIBOR curve and/or a decrease in the credit default swap price would result in an increase to fair value.
(2)	The Company recognized $2,041 in reorganization items, net to adjust the fair value of derivatives to the allowed claim.

Activity of Derivative Liabilities Measured at Fair Value Using Unobservale Inputs (Level 3)

The following tables reflect the activity of our derivative liabilities measured at fair value using significant unobservable inputs (Level 3) for year ended December 29, 2013:

Derivative Liabilities
Balance as of December 30, 2012, Predecessor Company	$45,724
Total (gains) losses, net:
Included in earnings	14
Included in other comprehensive income	(19,339)
Included in reorganization items, net	2,041

Balance as of November 6, 2013, Predecessor Company	$28,440
Reclassification to liabilities subject to compromise	(28,440)

Balance as of December 29, 2013, Successor Company	$—